Note 9 - Payroll and Related Benefits	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of payroll and related benefits of the entity [text block]
9.	PAYROLL AND RELATED BENEFITS

	2021	2020	2019

Wages and salaries	4,162.6	3,736.5	3,700.6
Social security contributions	1,016.0	851.8	822.9
Other personnel costs	1,076.1	836.9	764.9
Increase in liabilities for defined benefit plans	178.2	131.2	147.7
Share-based payments	391.5	223.1	219.2
Contributions to defined contribution plans	74.1	61.1	29.7
	6,898.5	5,840.6	5,685.0

The payroll expenses and related benefits are presented in the income statement as shown below:

	2021	2020	2019

Cost of sales	2,247.9	2,175.1	1,976.7
Distribution expenses	1,286.8	1,130.4	1,014.5
Sales and marketing expenses	1,480.9	1,333.7	1,231.3
Administrative expenses	1,699.1	1,089.2	1,338.8
Net finance costs	115.6	44.1	89.2
Other operating income/(expenses), net	-	2.2	1.3
Exceptional items	68.2	65.9	33.2
	6,898.5	5,840.6	5,685.0